New Accounting Pronouncements (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liability	$ 259,276	$ 267,822
Operating lease right-of-use asset	$ 216,194	$ 223,622		$ 0
Accounting Standards Update 2016-02 - ASC 842
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liability			$ 299,243
Operating lease right-of-use asset			$ 254,245